FINANCIAL ASSETS AND LIABILITIES - Summary of Sensitivity Analysis on Interest Rates on Loans and Borrowings (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Probable [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	R$ (2,001,488)
Probable [member] | Cash and cash equivalents [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	1,699,515
Probable [member] | Marketable securities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	306,846
Probable [member] | Restricted cash [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	18,420
Probable [member] | Lease and concession in installments [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(146,467)
Probable [member] | Leases [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(447,011)
Probable [member] | Derivative financial instruments [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(993,288)
Probable [member] | Loans, borrowings and debentures [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(2,319,734)
Probable [member] | Other financial liabilities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(119,769)
25% [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(3,717,452)
25% [member] | Cash and cash equivalents [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	1,931,748
25% [member] | Marketable securities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	287,588
25% [member] | Restricted cash [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	18,380
25% [member] | Lease and concession in installments [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(183,084)
25% [member] | Leases [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(447,729)
25% [member] | Derivative financial instruments [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(2,534,024)
25% [member] | Loans, borrowings and debentures [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(2,643,462)
25% [member] | Other financial liabilities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(146,869)
50% [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(3,421,132)
50% [member] | Cash and cash equivalents [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	2,355,898
50% [member] | Marketable securities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	364,300
50% [member] | Restricted cash [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	22,985
50% [member] | Lease and concession in installments [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(219,700)
50% [member] | Leases [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(448,451)
50% [member] | Derivative financial instruments [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(2,268,366)
50% [member] | Loans, borrowings and debentures [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(3,053,829)
50% [member] | Other financial liabilities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(173,969)
-25% [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(3,798,996)
-25% [member] | Cash and cash equivalents [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	1,088,365
-25% [member] | Marketable securities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	134,165
-25% [member] | Restricted cash [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	9,171
-25% [member] | Lease and concession in installments [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(109,850)
-25% [member] | Leases [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(446,296)
-25% [member] | Derivative financial instruments [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(2,771,263)
-25% [member] | Loans, borrowings and debentures [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(1,610,620)
-25% [member] | Other financial liabilities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(92,668)
-50% [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(5,015,001)
-50% [member] | Cash and cash equivalents [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	665,854
-50% [member] | Marketable securities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	57,453
-50% [member] | Restricted cash [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	4,565
-50% [member] | Lease and concession in installments [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(73,233)
-50% [member] | Leases [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(445,585)
-50% [member] | Derivative financial instruments [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(2,884,394)
-50% [member] | Loans, borrowings and debentures [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(2,274,093)
-50% [member] | Other financial liabilities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	R$ (65,568)